EQUITY ACCOUNTED INVESTMENTS - Schedule Of Fair Value Of Equity Accounted Investments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Associates And Joint Ventures [Line Items]
Public Price	$ 968	$ 961
Equity accounted investments	40,698	33,647	$ 31,994
Norbord
Disclosure Of Associates And Joint Ventures [Line Items]
Public Price	930	925
Other
Disclosure Of Associates And Joint Ventures [Line Items]
Public Price	38	36
Publicly traded equity accounted investment [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	1,185	1,287
Publicly traded equity accounted investment [Member] | Norbord
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	1,185	1,287
Publicly traded equity accounted investment [Member] | Other
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	$ 0	$ 0